Total revenues and other income - Summary of revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total revenues and other income
Recognition of non-refundable upfront payments and license fees	€ 196,487	€ 71,971	€ 30,257
Milestone payments	73,394	42,950	81,784
Reimbursement income	8,722	3,273	9,699
Other revenues	10,233	8,893	7,777
Total revenue	€ 288,836	€ 127,087	€ 129,519